RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - U.S. Dollar-Denominated Debt Designated as Net Investment Hedges (Details) - Designated as a net investment hedge CAD in Millions, $ in Millions	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CAD	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CAD
Derivative [Line Items]
Debt carrying value | CAD		CAD 26,600		CAD 23,100
Debt fair value | CAD		CAD 29,400		CAD 23,800
US$ denominated
Derivative [Line Items]
Debt carrying value | $	$ 19,800		$ 16,700
Debt fair value | $	$ 21,900		$ 17,200